Related Party Transactions - Income (Expenses) With Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Net income / (expenses)	$ (776)	$ (823)	$ (1,562)	$ (1,714)
Luna Pool Agency Limited
Related Party Transaction [Line Items]
Net income / (expenses)	(28)	(17)	(36)	(17)
Ocean Yield Malta Limited
Related Party Transaction [Line Items]
Net income / (expenses)	(732)	(774)	(1,495)	(1,589)
Ultranav Business Support ApS
Related Party Transaction [Line Items]
Net income / (expenses)	$ (16)	$ (32)	$ (31)	$ (108)